26. SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2017
Share-based Payments
SHARE-BASED PAYMENTS

SHARE PLAN OF DUFRY AG

On December 1, 2017, Dufry granted to the members of the Group Executive Committee (GEC) and selected members of the senior management the Award 2017 consisting of 24,474 PSU units. The PSU Award 2017 has a contractual life of 29 months and will vest on May 4, 2020. At grant date the fair value of one PSU Award 2017 represents the market value for one Dufry share at that date, i. e. CHF 140.69, adjusted by the probability that participants comply with the ongoing contractual relationship clause. As of December 31, 2017, no PSU Award 2017 forfeited, so that 24,474 PSU Award 2017 remain outstanding.

On October 27, 2016, Dufry granted to Hudson’s members of the Group Executive Committee (GEC) and selected members of the senior management the Award 2016 consisting of 27.399 PSU. The Performance Share Unit (PSU) Award 2016 has a contractual life of 26 months and will vest on May 1, 2019. At grant date the fair value of one PSU Award 2016 represents the market value for one Dufry share at that date, i. e. CHF 127.00, adjusted by the probability that participants comply with the ongoing contractual relationship clause. As of December 31, 2017, no PSU Award 2016 forfeited, so that all PSU Award 2016 remain outstanding.

On October 27, 2016, the Board of Directors of Dufry decided, upon proposal by the Remuneration Committee, to pay out half of the 2015 bonus through a share program. Therefore, 26,530 Rights to Receive Shares (RRS) were awarded to selected members of the senior management of Hudson. These RRS have a contractual life of 26 months and will vest on January 1, 2019. At grant date the fair value of one RRS represents the market value for one Dufry share at that date, i. e. CHF 127.00, adjusted by the probability that participants comply with the ongoing contractual relationship clause. As of December 31, 2017, no RRS forfeited, so that all RRS remain outstanding.

One PSU (Award 2017 or Award 2016) will give the right to the holders to receive free of charge up to 1.5 (2016: 2) Dufry shares depending on the effective cumulative amount of cash earnings per share (Cash EPS) reached by Dufry during the years of award and the following two years compared with the target (2017: CHF 25.97, 2016: CHF 24.59). The Cash EPS equals the basic Earnings per Share adjusted for amortization of intangible assets identified during business combinations and non-recurring effects. If at vesting the cumulative adjusted Cash EPS is at target level, each PSU grants one share. If the cumulative adjusted Cash EPS is at 150 % of the target (maximum threshold) or above, each PSU grants 1.5 (2016: 2) shares at vesting, and if the adjusted Cash EPS is at 50 % of the target (minimum threshold) or below, no share will be granted at vesting. If the adjusted Cash EPS is between 50 % and 150 % of the target, the number of shares granted for each PSU will be allocated on a linear basis. Additionally, the allocation of shares is subject to an ongoing contractual relationship of the participant with Dufry throughout the vesting period. Holders of PSU are not entitled to vote or receive dividends, like shareholders do.

One RRS (Award 2016) will give the right to the holders to receive free of charge one Dufry share subject to an ongoing contractual relationship with Dufry throughout the vesting period (Award 2016 until January 1, 2019). Holders of these rights are not entitled to vote or receive dividends, like shareholders do.

With the Award 2015 Dufry granted to the members of the GEC 22,715 PSU options. One PSU gave the right to receive on May 3, 2018, free of charge, up to two shares, based on the performance achieved by Dufry. For the PSU Award 2015, the performance was measured based on the target Cash EPS of CHF 24.42 to be achieve over the three-year period 2015 – 2017 as described for the awards mentioned above. In May 2018 the PSU award 2015 will vest and Dufry will assign 0.926 Dufry shares per PSU award 2015 as during the preceding three-year period the effectively cash EPS achieved was of CHF 23.51, making a total of 21,034 shares.

In 2017 Hudson recognized through profit and loss share-based payment expenses for a total of USD 4.6 (2016: 1.2) million.